Post-employee benefit plans	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Post-employment benefit plans

Note 24	Post-employment benefit plans
POST-EMPLOYMENT BENEFIT PLANS COST
We provide pension and other benefits for most of our employees. These include DB pension plans, DC pension plans and OPEBs.
We operate our DB and DC pension plans under applicable Canadian and provincial pension legislation, which prescribes minimum and maximum DB funding requirements. Plan assets are held in trust, and the oversight of governance of the plans, including investment decisions, contributions to DB plans and the selection of the DC plans investment options offered to plan participants, lies with the Pension Fund Committee, a committee of our board of directors.
The interest rate risk is managed using a liability matching approach, which reduces the exposure of the DB plans to a mismatch between investment growth and obligation growth.
The longevity risk is managed using a longevity swap, which reduces the exposure of the DB plans to an increase in life expectancy.
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2019	2018
DB pension	(193)	(213)
DC pension	(110)	(106)
OPEBs	(3)	(3)
Less:
Capitalized benefit plans cost	59	56
Total post-employment benefit plans service cost included in operating costs	(247)	(266)
Other costs recognized in severance, acquisition and other costs	—	(4)
Total post-employment benefit plans service cost	(247)	(270)

COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2019	2018
DB pension	(19)	(23)
OPEBs	(44)	(46)
Total interest on post-employment benefit obligations	(63)	(69)

The statements of comprehensive income include the following amounts before income taxes.

	2019	2018
Cumulative losses recognized directly in equity, January 1	(2,892)	(2,984)
Actuarial gains in other comprehensive income(1)	191	79
Decrease in the effect of the asset limit(2)	—	13
Cumulative losses recognized directly in equity, December 31	(2,701)	(2,892)
(1)The cumulative actuarial losses recognized in the statements of comprehensive income are $2,947 million in 2019.
(2)The cumulative decrease in the effect of the asset limit recognized in the statements of comprehensive income is $246 million in 2019.

COMPONENTS OF POST-EMPLOYMENT BENEFIT (OBLIGATIONS) ASSETS
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2019	2018	2019	2018	2019	2018
Post-employment benefit obligations, January 1	(23,404)	(24,404)	(1,469)	(1,653)	(24,873)	(26,057)
Current service cost	(193)	(213)	(3)	(3)	(196)	(216)
Interest on obligations	(872)	(864)	(55)	(56)	(927)	(920)
Actuarial (losses) gains(1)	(2,498)	750	(80)	163	(2,578)	913
Net curtailment losses	—	(4)	—	—	—	(4)
Benefit payments	1,326	1,342	77	80	1,403	1,422
Employee contributions	(10)	(11)	—	—	(10)	(11)
Other	1	—	1	—	2	—
Post-employment benefit obligations, December 31	(25,650)	(23,404)	(1,529)	(1,469)	(27,179)	(24,873)
Fair value of plan assets, January 1	23,071	23,945	287	299	23,358	24,244
Expected return on plan assets(2)	853	841	11	10	864	851
Actuarial gains (losses)(1)	2,742	(817)	27	(17)	2,769	(834)
Benefit payments	(1,326)	(1,342)	(77)	(80)	(1,403)	(1,422)
Employer contributions	180	433	72	75	252	508
Employee contributions	10	11	—	—	10	11
Fair value of plan assets, December 31	25,530	23,071	320	287	25,850	23,358
Plan deficit	(120)	(333)	(1,209)	(1,182)	(1,329)	(1,515)
Effect of asset limit	(20)	(20)	—	—	(20)	(20)
Post-employment benefit liability, December 31	(140)	(353)	(1,209)	(1,182)	(1,349)	(1,535)
Post-employment benefit assets included in other non-current assets	558	331	—	—	558	331
Post-employment benefit obligations	(698)	(684)	(1,209)	(1,182)	(1,907)	(1,866)
(1)Actuarial gains (losses) include experience gains (losses) of $2,525 million in 2019 and ($693 million) in 2018.
(2)The actual return on plan assets was $3,633 million or 16.0% in 2019 and $17 million or 0.2% in 2018.
FUNDED STATUS OF POST-EMPLOYMENT BENEFIT PLANS COST
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2019	2018	2019	2018	2019	2018	2019	2018
Present value of post-employment benefit obligations	(24,961)	(22,765)	(1,918)	(1,816)	(300)	(292)	(27,179)	(24,873)
Fair value of plan assets	25,474	23,018	376	340	—	—	25,850	23,358
Plan surplus (deficit)	513	253	(1,542)	(1,476)	(300)	(292)	(1,329)	(1,515)

(1)
The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.

(2)	Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

SIGNIFICANT ASSUMPTIONS
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2019	2018

Post-employment benefit obligations
Discount rate	3.1%	3.8%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.1
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2019	2018

Net post-employment benefit plans cost
Discount rate	4.0%	3.7%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.1	23.2

(1)Cost of living indexation rate is only applicable to DB pension plans.

The weighted average duration of the post-employment benefit obligation is 14 years.
We assumed the following trend rates in healthcare costs:
•an annual increase in the cost of medication of 6.5% for 2019 decreasing to 4.0% over 20 years
•an annual increase in the cost of covered dental benefits of 4%
•an annual increase in the cost of covered hospital benefits of 3.7%
•an annual increase in the cost of other covered healthcare benefits of 4%
Assumed trend rates in healthcare costs have a significant effect on the amounts reported for the healthcare plans.
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	4	(3)
Post-employment benefit obligations	110	(95)

SENSITIVITY ANALYSIS
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2019 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2019 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(75)	69	(1,728)	1,944
Life expectancy at age 65	1 year	38	(39)	945	(972)

POST-EMPLOYMENT BENEFIT PLAN ASSETS
The investment strategy for the post-employment benefit plan assets is to maintain a diversified portfolio of assets invested in a prudent manner to maintain the security of benefits.
The following table shows the target allocations for 2019 and the allocation of our post-employment benefit plan assets at December 31, 2019 and 2018.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2019	December 31, 2019	December 31, 2018
Equity securities	0% - 40%	22%	20%
Debt securities	60% - 100%	62%	64%
Alternative investments	0% - 50%	16%	16%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Observable markets data
Equity securities
Canadian	1,017	844
Foreign	4,534	3,770
Debt securities
Canadian	13,216	12,457
Foreign	2,385	2,004
Money market	219	327
Non-observable markets inputs
Alternative investments
Private equities	2,119	1,804
Hedge funds	1,001	1,014
Real estate	948	758
Other	91	93
Total	25,530	23,071

Equity securities included approximately $15 million of BCE common shares, or 0.06% of total plan assets, at December 31, 2019 and approximately $8 million of BCE common shares, or 0.03% of total plan assets, at December 31, 2018.
Debt securities included approximately $53 million of Bell Canada debentures, or 0.21% of total plan assets, at December 31, 2019 and approximately $68 million of Bell Canada debentures, or 0.30% of total plan assets, at December 31, 2018.
Alternative investments included an investment in MLSE of $135 million, or 0.53% of total plan assets, at December 31, 2019 and $135 million, or 0.59% of total plan assets, at December 31, 2018.
The Bell Canada pension plan has an investment arrangement which hedges part of its exposure to potential increases in longevity, which covers approximately $4 billion of post-employment benefit obligations. The fair value of the arrangement is included within other alternative investments. As a hedging arrangement of the pension plan, the transaction requires no cash contributions from BCE.
CASH FLOWS
We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods that are permitted by pension regulatory authorities. Contributions reflect actuarial assumptions about future investment returns, salary projections and future service benefits. Changes in these factors could cause actual future contributions to differ from our current estimates and could require us to increase contributions to our post-employment benefit plans in the future, which could have a negative effect on our liquidity and financial performance.
We contribute to the DC pension plans as employees provide service.
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS(1)		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2019	2018	2019	2018	2019	2018
Contributions/payments	(180)	(433)	(110)	(106)	(72)	(75)
(1)Includes voluntary contributions of nil in 2019 and $240 million in 2018.
We expect to contribute approximately $170 million to our DB pension plans in 2020, subject to actuarial valuations being completed. We expect to contribute approximately $120 million to the DC pension plans and to pay approximately $75 million to beneficiaries under OPEB plans in 2020.